SUBORDINATED DEBTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balances on January 1	R$ 50,337,854	R$ 52,241,332
Issuance	9,000,300	1,129,800
Interest accrued	6,378,786	7,007,236
Settlement and interest payments	(8,258,013)	(10,040,514)
Closing balance on December 31	R$ 57,458,927	R$ 50,337,854